Debt, Huarong Facility (Details) - Huarong Facility [Member]	Dec. 20, 2023 USD ($) Installment	Aug. 01, 2025 USD ($)
Debt [Abstract]
Face amount	$ 41,000,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 183,300
Balloon payment payable at maturity	$ 19,000,000
Basis spread on variable rate	2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Balance outstanding		$ 37,517,000